Statements of Cash Flows - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Cash Flows from Operating Activities:
Net income (loss)	$ (3,451)	$ 756,057
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Unrealized gain on marketable securities held in Trust Account		(1,475,243)
Deferred tax provision		294,743
Changes in operating assets and liabilities:
Prepaid expenses	(80)	(211,252)
Accrued expenses		155,514
Franchise tax payable		71,739
Related party payable – administrative fee		43,226
Net cash used in operating activities	(3,551)	(365,216)
Cash Flows from Investing Activities:
Investment of cash into Trust Account		(75,750,000)
Net cash used in investing activities		(75,750,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000
Proceeds from sale of Units, net of underwriting discounts paid		74,149,500
Proceeds from sale of Private Placements Warrants		2,865,500
Advances from related party	4,001
Due to Sponsor	35,000
Proceeds from promissory note – related party		67,610
Payment of offering costs	(49,000)	(657,401)
Net cash provided by financing activities	15,001	76,425,209
Net Changes in Cash	11,470	309,993
Cash – Beginning of period		11,470
Cash – End of period	11,470	321,463
Non-cash investing and financing activities:
Deferred offering costs included in accrued offering costs	23,438	75,000
Offering costs paid from due from related party	25,000
Issuance of representative shares		8
Initial classification of Class A common stock subject to possible redemption		75,750,000
Accretion of additional paid in capital to accumulated deficit		2,141,659
Change in value of Class A common stock subject to possible redemption		1,108,761
Deferred underwriting fee payable		2,625,000
Conversion of due to Sponsor to promissory note – related party		35,000
Forfeiture of Founder Shares		$ 38